Segmental Analysis - Schedule of Segment Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Commission and fee income	$ 1,823.0	$ 1,618.1	$ 1,342.4
Commission and fee expense	(845.5)	(762.0)	(637.5)
Net commission income/(expense)	977.5	856.1	704.9
Net trading income	851.9	492.4	411.4
Net interest income/(expense)	152.6	227.1	121.6
Net physical commodities income	42.1	19.1	6.7
Revenue	2,024.1	1,594.7	1,244.6
Adjusted profit/(loss) before tax	418.1	321.1	230.0
Depreciation and amortisation	(36.1)	(29.5)	(27.1)
Compensation and benefits	1,234.2	971.1	770.3
Operating segments | Clearing
Disclosure of operating segments [line items]
Commission and fee income	1,036.7	950.8	825.1
Commission and fee expense	(761.3)	(687.8)	(588.9)
Net commission income/(expense)	275.4	263.0	236.2
Net trading income	25.2	5.2	1.2
Net interest income/(expense)	227.6	198.1	136.2
Net physical commodities income	0.0	0.0	0.0
Revenue	528.2	466.3	373.6
Adjusted profit/(loss) before tax	261.5	247.3	185.0
Depreciation and amortisation	(0.5)	(0.4)	(0.3)
Compensation and benefits	136.8	118.4	88.2
Operating segments | Agency and Execution
Disclosure of operating segments [line items]
Commission and fee income	764.1	652.5	506.8
Commission and fee expense	(63.2)	(55.4)	(33.4)
Net commission income/(expense)	700.9	597.1	473.4
Net trading income	333.0	61.3	62.1
Net interest income/(expense)	11.3	34.6	6.0
Net physical commodities income	4.0	2.2	0.0
Revenue	1,049.2	695.2	541.5
Adjusted profit/(loss) before tax	280.9	107.9	71.9
Depreciation and amortisation	(0.6)	(0.8)	(0.8)
Compensation and benefits	587.2	449.5	368.1
Operating segments | Agency and Execution | Energy
Disclosure of operating segments [line items]
Revenue	331.3	286.3	219.8
Operating segments | Agency and Execution | Financial Securities
Disclosure of operating segments [line items]
Revenue	710.3	407.2	319.8
Operating segments | Agency and Execution | Agriculture
Disclosure of operating segments [line items]
Revenue	7.6	1.7	1.9
Operating segments | Market Making
Disclosure of operating segments [line items]
Commission and fee income	22.2	14.8	10.5
Commission and fee expense	(21.0)	(18.8)	(15.2)
Net commission income/(expense)	1.2	(4.0)	(4.7)
Net trading income	220.9	215.6	182.8
Net interest income/(expense)	(24.7)	(20.7)	(30.9)
Net physical commodities income	38.1	16.9	6.7
Revenue	235.5	207.8	153.9
Adjusted profit/(loss) before tax	68.9	65.6	33.3
Depreciation and amortisation	(0.5)	(0.4)	(0.3)
Compensation and benefits	111.8	89.7	72.7
Operating segments | Market Making | Energy
Disclosure of operating segments [line items]
Revenue	33.9	32.5	31.6
Operating segments | Market Making | Financial Securities
Disclosure of operating segments [line items]
Revenue	52.4	35.6	25.5
Operating segments | Market Making | Agriculture
Disclosure of operating segments [line items]
Revenue	11.6	33.8	27.5
Operating segments | Market Making | Metals
Disclosure of operating segments [line items]
Revenue	137.6	105.9	69.3
Operating segments | Hedging and Investment Solutions
Disclosure of operating segments [line items]
Commission and fee income	0.0	0.0	0.0
Commission and fee expense	0.0	0.0	0.0
Net commission income/(expense)	0.0	0.0	0.0
Net trading income	272.8	210.3	165.7
Net interest income/(expense)	(76.0)	(48.8)	(37.6)
Net physical commodities income	0.0	0.0	0.0
Revenue	196.8	161.5	128.1
Adjusted profit/(loss) before tax	43.5	42.0	33.8
Depreciation and amortisation	(0.6)	(0.7)	(0.3)
Compensation and benefits	86.0	70.2	51.0
Operating segments | Hedging and Investment Solutions | Hedging Solutions
Disclosure of operating segments [line items]
Revenue	79.3	69.2	62.0
Operating segments | Hedging and Investment Solutions | Financial Products
Disclosure of operating segments [line items]
Revenue	117.5	92.3	66.1
Operating segments | Corporate
Disclosure of operating segments [line items]
Commission and fee income	0.0	0.0	0.0
Commission and fee expense	0.0	0.0	0.0
Net commission income/(expense)	0.0	0.0	0.0
Net trading income	0.0	0.0	(0.4)
Net interest income/(expense)	14.4	63.9	47.9
Net physical commodities income	0.0	0.0	0.0
Revenue	14.4	63.9	47.5
Adjusted profit/(loss) before tax	(236.7)	(141.7)	(94.0)
Depreciation and amortisation	(33.9)	(27.2)	(25.4)
Compensation and benefits	312.5	243.3	190.3
Unallocated amounts
Disclosure of operating segments [line items]
Net interest income/(expense)	152.6	227.1	121.6
Unallocated amounts | Clearing
Disclosure of operating segments [line items]
Net interest income/(expense)	314.9	317.8	232.9
Unallocated amounts | Agency and Execution
Disclosure of operating segments [line items]
Net interest income/(expense)	27.4	39.2	8.7
Unallocated amounts | Market Making
Disclosure of operating segments [line items]
Net interest income/(expense)	0.0	0.0	(3.9)
Unallocated amounts | Hedging and Investment Solutions
Disclosure of operating segments [line items]
Net interest income/(expense)	0.0	0.0	0.0
Unallocated amounts | Corporate
Disclosure of operating segments [line items]
Net interest income/(expense)	(189.7)	(129.9)	(116.1)
Inter-segmental funding allocations
Disclosure of operating segments [line items]
Net interest income/(expense)	0.0	0.0	0.0
Inter-segmental funding allocations | Clearing
Disclosure of operating segments [line items]
Net interest income/(expense)	(87.3)	(119.7)	(96.7)
Inter-segmental funding allocations | Agency and Execution
Disclosure of operating segments [line items]
Net interest income/(expense)	(16.1)	(4.6)	(2.7)
Inter-segmental funding allocations | Market Making
Disclosure of operating segments [line items]
Net interest income/(expense)	(24.7)	(20.7)	(27.0)
Inter-segmental funding allocations | Hedging and Investment Solutions
Disclosure of operating segments [line items]
Net interest income/(expense)	(76.0)	(48.8)	(37.6)
Inter-segmental funding allocations | Corporate
Disclosure of operating segments [line items]
Net interest income/(expense)	$ 204.1	$ 193.8	$ 164.0